11. Business Concentration and Risks	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
Business Concentration and Risks

Note 11 – Business Concentration and Risks

Major customers

One customer accounted for 24% and 18% of the total accounts receivable as of September 30, 2020 and December 31, 2019, respectively.

 Major vendors

One vendor accounted for 0% and 21% of total accounts payable at September 30, 2020 and December 31, 2019, respectively.

Note 11 – Business Concentration and Risks

Major customers

One customer accounted for 18% and 22% of the total accounts receivable as of December 31, 2019 and 2018, respectively.

Major vendors

One vendor accounted for 21% and 95% of total accounts payable at December 31, 2019 and 2018, respectively.